Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories

Inventories consist of the following:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Raw materials	35,519	30,971	27,607
Work in progress	60,241	38,904	52,443
Finished goods	32,627	27,592	27,008
	128,387	97,467	107,058

The Company made allowances of HK$6,095, HK$6,920, HK$4,108 and HK$7,037 against the cost of inventories during the years ended April 30, 2011, 2012 and 8-month period ended December 31, 2012 and year ended December 31,2013, respectively based on the assessment of the lower of cost or market.